Trade and other payables (Tables)	3 Months Ended
Mar. 31, 2025
Trade and other payables [abstract]
Schedule of trade and other payables

Trade and other payables consist of the following as at:

	March 31, 2025	December 31, 2024
	$	$
Trade payables	1,321,102	3,254,838
Accrued liabilities (i)	1,035,800	1,107,230
	2,356,902	4,362,068

(i) Accrued liabilities consist of the following as at:

Schedule of accrued liabilities
	March 31, 2025	December 31, 2024
	$	$
External research and development fees	—	55,670
Operational expenses	105,860	178,307
Professional and other fees	520,747	464,060
Accrued interest	409,193	409,193
	1,035,800	1,107,230